Patents - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Purchase of patents	$ 29,198	$ 61,020
Amortization expense	$ 32,738	$ 27,798
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	20 years
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	14 years